GOODWILL (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Goodwill Abstract
Balance, beginning of period	$ 43,324	$ 43,324
Tarus goodwill	538
Balance, ending of period	$ 43,862	$ 43,324